Related party transactions	12 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions
20. Related party transactions

Transactions between the group and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

(a) Subsidiaries
Transactions between the company and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Details of the principal group companies are given in note 21.

(b) Associates and joint ventures
Sales and purchases to and from associates and joint ventures are principally in respect of premium drinks products but also include the provision of management services.
Transactions and balances with associates and joint ventures are set out in the table below:

	2021 £ million	2020 £ million	2019 £ million
Income statement items
Sales	8	9	9
Purchases	23	29	28
Balance sheet items
Group payables	5	2	12
Group receivables	1	1	2
Loans payable	9	6	6
Loans receivable	108	82	55
Cash flow items
Loans and equity contributions, net	38	47	32

Other disclosures in respect of associates and joint ventures are included in note 6.
(c) Key management personnel
The key management of the group comprises the Executive and Non-Executive Directors, the members of the Executive Committee and the Company Secretary. They are listed under ‘Board of Directors and Company Secretary’ and ‘Executive Committee’.

	2021 £ million	2020 £ million	2019 £ million
Salaries and short-term employee benefits	9	10	10
Annual incentive plan	13	—	10
Non-Executive Directors’ fees	1	1	1
Share-based payments(i)	12	(11)	20
Post employment benefits	1	2	3
Termination benefits(ii)	2	2	—
	38	4	44
(i)    Time-apportioned fair value of unvested options and share awards.
(ii)     £1 million of the termination benefits disclosed for 2021 have been paid in the year ended 30 June 2021; a further £1 million will be paid in the year ending 30 June 2022.

Non-Executive Directors do not receive share-based payments or post employment benefits.
In April 2020, the Directors became aware that certain purchases by Diageo of its own shares and certain transactions related to Diageo’s employee share schemes between 10 May 2019 and 9 August 2019, amounting to approximately £320 million (‘the affected transactions’), were undertaken contrary to the applicable provisions of the Companies Act 2006 as they were undertaken following utilisation in full of Diageo plc's distributable reserves as set out in its balance sheet as at 30 June 2018. At the Annual General Meeting on 28 September 2020, a resolution was passed to appropriate an equivalent amount of distributable profits of the company to the payments made in respect of the affected transactions and implement arrangements to put all potentially affected parties, so far as possible, in the position in which they were intended to be had the affected transactions been undertaken in accordance with the applicable provisions of the Companies Act 2006. This resolution and the arrangements that it has implemented constituted a related party transaction under IAS 24 and under the Listing Rules, as the Directors benefitted from the waiver of any claims that the company had or may have had against them as a result of the affected transactions.
There have been no other transactions with these related parties during the year ended 30 June 2021 on terms other than those that prevail in arm’s length transactions.
(d) Pension plans
The Diageo pension plans are recharged with the cost of administration services provided by the group to the pension plans and with professional fees paid by the group on behalf of the pension plans. The total amount recharged for the year was £nil (2020 – £nil; 2019 – £3 million).
(e) Directors’ remuneration

	2021 £ million	2020 £ million	2019 £ million
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	4	—	2
Non-Executive Directors' fees	1	1	1
Share option exercises(i)	—	—	2
Shares vesting(i)	1	11	13
Post employment benefits	—	1	1
	8	15	21
(i) Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.